SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	Jun. 13, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Operations

The accompanying consolidated financial statements include the accounts of Precision Optics Corporation, Inc. and its wholly-owned subsidiaries (the Company). All significant intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared by the Company, without audit, and reflect normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results of the third quarter and nine months of the Company’s fiscal year 2022. These consolidated financial statements do not include all disclosures associated with annual consolidated financial statements and, accordingly, should be read in conjunction with footnotes contained in the Company’s consolidated financial statements for the year ended June 30, 2021, together with the Report of Independent Registered Public Accounting Firm filed under cover of the Company’s 2021 Annual Report on Form 10-K, filed with the Securities and Exchange Commission on September 28, 2021.

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Revision of the Second Quarter 2022 Unaudited Consolidated Financial Statements

The Company identified an error in the valuation of 2,500,000 shares of common stock issued on October 4, 2021 in the business acquisition described in Note 2 resulting in an $825,000 overstatement of Additional Paid-In Capital and Goodwill in the December 31, 2021 balance sheet presented in the quarterly report on Form 10-Q for the quarter ended December 31, 2021. This change does not impact the number of shares issued as part of the transaction; it only changes the imputed value of the common stock issued. The financial statements for the prior interim fiscal quarter ended December 31, 2021 have been revised by an $825,000 adjustment to the opening balance of Additional Paid-In Capital in the accompanying Statement of Stockholders Equity for the quarter ended March 31, 2022, and by an adjustment of Goodwill at the acquisition date as described in Note 2. No profit and loss accounts in the current or prior interim periods are affected by this revision.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options. For the three and nine months ended March 31, 2022, the effect of such securities was antidilutive and not included in the fully diluted calculation because of the net loss generated during those periods.

The following is the calculation of income (loss) per share for the three and nine months ended March 31, 2022 and 2021:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Net Income (Loss) - Basic and Diluted	$(113,899)	$552,278	$(1,197,713)	$339,617

Weighted Average Shares Outstanding
Basic	16,803,040	13,243,595	15,545,869	13,208,805
Fully Diluted	16,803,040	14,068,459	15,545,869	13,841,700

Income (Loss) Per Share
Basic	$(0.01)	$0.04	$(0.08)	$0.03
Fully Diluted	$(0.01)	$0.04	$(0.08)	$0.02

The number of shares issuable upon the exercise of outstanding stock options that were excluded from the computation as their effect was antidilutive was 2,817,500 for the three and nine months ended March 31, 2022, and 15,000 and 260,000 for the three and nine months ended March 31, 2021, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment. Based on this evaluation, a full valuation reserve has been provided for the deferred tax assets.

Goodwill and Patents

Long-lived assets such as goodwill and patents are capitalized when acquired and reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. Impairment of the carrying value of long-lived assets such as goodwill and patents would be indicated if the best estimate of future undiscounted cash flows expected to be generated by the asset grouping is less than its carrying value. If an impairment is indicated, any loss is measured as the difference between estimated fair value and carrying value and is recognized in operating income or loss. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No such impairments of goodwill or patents have been estimated by management as of March 31, 2022.